Fair value measurements - Fair value on a recurring basis - Significant Other Observable Inputs (Table) (Details) - Significant Other Observable Inputs (Level 2) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Not designated as cash flow hedges
ASSETS
Interest rate swaps - asset position	$ 0	$ 0
Total	0	0
LIABILITIES
Interest rate swaps - liability position	9,155	7,642
Total	9,155	7,642
Designated as cash flow hedges
ASSETS
Interest rate swaps - asset position	0	0
Total	0	0
LIABILITIES
Interest rate swaps - liability position	1,362	807
Total	$ 1,362	$ 807